UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

              Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

4500 Cherry Creek Drive South, 5th Floor

                          Glendale, CO 80246
    (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
4500 Cherry Creek Drive South, 5th Floor

                          Glendale, CO 80246
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2014

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Portfolio of Investments..................................................................................................................................................	2-4
Statement of Assets and Liabilities................................................................................................................................	5
Statement of Operations..................................................................................................................................................	6
Statements of Changes in Net Assets............................................................................................................................	7
Statement of Cash Flows.................................................................................................................................................	8
Financial Highlights..........................................................................................................................................................	9-10
Notes to Financial Statements........................................................................................................................................	11-15
Additional Information....................................................................................................................................................	16

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.  The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•       Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•       Written and electronic correspondence, including telephone contacts; and

•       Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts.  Employees are required to maintain and protect the confidentiality of Personal Information.  The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts.  The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund.  The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2014 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds ** - 76.4%				Health Care – 1.7%
	Diversified – 76.4%		10,656	Aviv, Inc., REIT......................................	$ 280,786
17,401	AEW Core Property Trust (U.S.), Inc. .......	$ 15,004,945	7,700	HCP, Inc., REIT.......................................	305,767
16,348	Clarion Lion Properties Fund LLC..............	18,440,703	5,999	Health Care REIT, Inc., REIT...................	374,158
32,411	Cornerstone Patriot Fund LP.......................	3,453,720	17,188	Leisureworld Senior Care Corp. (Singapore)..............................................	205,805
1,986	Harrison Street Core Property Fund............	2,322,656	3,371	Omega Healthcare Investors, Inc., REIT..	115,255
26	Invesco Core Real Estate USA....................	3,647,175		Primary Health Properties PLC, REIT ....
43,624	Invesco Real Estate Asia Fund....................	5,000,000	21,077	(United Kingdom).................................	113,270
3,732,497	J.P. Morgan Real Estate Growth..................	4,584,626	7,344	Sabra Health Care, Inc., REIT.................	178,606
165,881	RREEF America REIT II, LP......................	16,151,876	4,250	Ventas, Inc., REIT..................................	263,288
834,992	Torchlight Value Fund................................	5,227,215			1,836,935
438	Trumbull Income Property Fund, LP..........	4,643,090		Hotels – 1.2%
_	US Government Building, LP***................	4,062,908	5,637	Chatham Lodging Trust, REIT................	130,102
	Total Private Investment Funds................	82,538,914	11,650	Host Hotels & Resorts, Inc., REIT..........	248,494
	(Cost $80,081,831)		2,050	Hyatt Hotels Corp, *	124,066
				InnVest Real Estate Investment Trust,
Common Stocks – 15.5%			54,422	REIT, (Canada) .................................	258,030
	Apartments – 1.5%			Langham Hospitality Investments, Ltd.
6,319	Apartment Investors & Management Co., REIT	201,071	350,000	(Hong Kong)......................................	149,649
2,300	AvalonBay Communities, Inc., REIT.........	324,231	2,650	Lasalle Hotel Properties, REIT................	90,736
36,957	Campus Crest Communities, Inc., REIT.....	236,525	6,750	RLJ Lodging Trust, REIT........................	192,172
5,700	Equity Residential, REIT............................	351,006	600	Starwood Hotels & Resorts Worldwide Inc..........................................................	49,926
578	Essex Property Trust, Inc., REIT...............	103,318			1,243,175
293	Invincible Investment Corp., REIT	94,305		Mortgages – 0.5%
37	Kenedix Residential Investment Corp., REIT	94,596		Apollo Commercial Real Estate
400	Post Properties, Inc., REIT	20,536	16,106	Finance, Inc., REIT ............................	253,025
7,100	UDR Inc., REIT..........................................	193,475	13,473	Starwood Property Trust, Inc., REIT	295,867
		1,619,063			548,892
	Diversified – 4.0%			Office Properties – 2.0%
935	Altarea, REIT (France)...............................	155,119	3,050	Alexandria Real Estate Equities, Inc., REIT.......................................................	224,938
17,675	Atrium European Real Estate, Ltd. (Jersey)	91,977	13,459	Alstria Office REIT (Germany) ..............	164,895
22,656	British Land Co., PLC, REIT (United Kingdom)	258,018	9,100	BioMed Realty Trust, Inc., REIT............	183,820
3,495	CBS Outdoor Americas, Inc.	104,640	2,400	Boston Properties, Inc., REIT.................	277,824
	Crombie Real Estate Investment Trust, REIT		8,000	Brandywine Realty Trust, REIT..............	112,560
4,522	(Canada).................................................	52,288	4,050	Douglas Emmett, Inc., REIT...................	103,964
189,656	Cromwell Property Group, REIT (Australia)	157,751	111,000	Keppel, REIT (Singapore) ......................	103,543
2,594	Digital Realty Trust, Inc., REIT..................	161,814	800	Kilroy Realty Corp., REIT......................	47,552
12,338	Duke Realty Corporation, REIT.................	211,967	12,111	Mack-Cali Realty Corp., REIT................	231,441
4,917	EPR Properties, REIT................................	249,194	124	Orix Jreit, Inc. (Japan) ...........................	155,912
15,201	Hamborner REIT AG, REIT (Germany)....	155,825	50	Premier Investment Corp., REIT (Japan)	223,387
287,000	Hui Xian Real Estate Investment Trust, REIT	161,743	1,100	SL Green Realty Corp, REIT...................	111,452
48	Kenedix Realty Investment Corp, REIT (Japan)	257,780	196,900	Ticon Industrial Connection PCL (Thailand)	110,519
	Kiwi, Income Property Trust, REIT			Yuexiu Real Estate Investment Trust, REIT
123,863	(New Zealand)........................................	112,649	262,000	(Hong Kong) .....................................	124,845
2,000	Liberty Property Trust, REIT	66,520			2,176,652
	Londonmetric Property PLC, REIT			Regional Malls – 1.3%
27,635	(United Kingdom)..................................	62,272	85,560	CapitaRetail China Trust, REIT (Singapore)	105,298
150,000	Mapletree Commercial Trust, REIT (Singapore)	165,791	4,950	General Growth Properties, Inc., REIT...	116,572
	Mapletree Greater China Commercial Trust,		3,750	Macerich Company, The, REIT..............	239,362
177,000	REIT (Singapore)...................................	125,566	4,700	Simon Property Group, Inc., REIT.........	772,774
162,000	Mapletree Logistics Trust, REIT (Singapore)	146,672	2,300	Taubman Centers, Inc., REIT.................	167,900
4,622	Mercialys SA, REIT (France).....................	100,790			1,401,906
489,000	Prosperity REIT, (Hong Kong) .................	151,772		Residential – 0.1%
278,000	Religare Health Trust (Singapore)..............	207,024	3,350	Equity Lifestyle Properties, Inc., REIT	141,906
61,263	Scentre Group, REIT (Austrailia)	175,933
29,577	Segro PLC, REIT (United Kingdom)..........	174,101		Shopping Centers – 1.5%
19,001	Spirit Realty Capital Inc., REIT..................	208,441	3,400	Brixmor Property Group, Inc., REIT......	75,684
66,257	Stockland, REIT (Australia).......................	229,145	64,152	Charter Hall Retail, REIT (Australia) ......	213,439
2,750	Vornado Realty Trust, REIT......................	274,890	45,476	Citycon OYJ (Finland)............................	152,213
3,052	Washington Real Estate Investment Trust, REIT	77,460	9,900	DDR Corp., REIT...................................	165,627
		4,297,142		Eurocommercial Properties NV, REIT
			2,296	(Netherlands).....................................	101,122

See accompanying notes to financial statements. 2

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2014 (Unaudited) (continued)                                               .

Shares		Value	Shares		Value
	Shopping Centers (continued)			Office Properties – (continued)
550	Federal Realty Investment Trust, REIT...	$ 65,153		First Potomac Realty Trust, REIT,
68,838	Guangzhou R&F Properties Co., Ltd. China......................................................	69,593	700	Series A, 7.75%.....................................	$ 18,344
	Japan Retail Fund Investment Corp., REIT			Hudson Pacific Properties Inc., REIT,
78	(Japan) .............................................	157,173	6,800	Series B, 8.38%.....................................	175,100
10,550	Kimco Realty Corp., REIT......................	231,150	250	Kilroy Realty Corp., REIT, Series G, 6.88%	6,455
193,779	Redefine Properties, Ltd.........................	166,939			423,401
1,950	Regency Centers Corp., REIT.................	104,968		Regional Malls – 1.0%
2,100	Retail Opportunity Investments Corp., REIT	30,870		CBL & Associates Properties Inc., REIT
2,050	Weingarten Realty Investors, REIT.........	64,575	13,896	Series D, 7.38%....................................	354,348
		1,598,506		General Growth Properties, Inc., REIT
	Storage – 0.6%		600	Series A, 6.38%....................................	14,760
10,750	CubeSmart, REIT...................................	193,285	19,139	Glimcher Realty Trust, REIT, Series G, 8.13%	484,791
600	Extra Space Storage, Inc., REIT..............	30,942	2,900	Glimcher Realty Trust, REIT, Series H, 7.50%	75,226
2,500	Public Storage, REIT..............................	414,600	6,400	Taubman Centers Inc., REIT, Series J, 6.50%	161,344
		638,827			1,090,469
	Warehouse / Industrial – 1.1%			Residential – 0.1%
	AIMS AMP Capital Industrial, REIT,			Equity Lifestyle Properties, Inc., REIT
107,000	(Singapore) .........................................	120,361	5,250	Series C, 6.75%.....................................	136,579
39,334	Australian Industrial REIT (Australia) ...	72,322	450	Sun Communities, Inc., REIT, Series A, 7.13%	11,619
132,518	Macquarie Mexican REIT (Mexico) ......	233,847			148,198
12,323	Prologis, Inc., REIT................................	464,577		Shopping Centers – 0.4%
4,278	QTS Realty Trust, Inc., Class A..............	129,837	2,259	Akelius Residential AB, REIT, 5.0%..........	104,247
9,459	STAG Industrial Inc., REIT....................	195,896	750	Kimco Realty Corp., REIT, Series H, 6.90%	19,762
		1,216,840	3,000	Kite Realty Group Trust, REIT, Series A, 8.25%	79,140
	Total Common Stocks...........................	16,719,844	2,050	Saul Centers Inc., REIT, Series C, 6.88%...	53,300
	(Cost $17,640,757)			Urstadt Biddle Properties, Inc., REIT,
			2,150	Series F, 7.13%....................................	55,943
Preferred Stock – 3.8%				Weingarten Realty Investors, REIT,
	Apartments – 0.3%		2,562	Series F, 6.50%....................................	64,588
	Apartment Investors & Management Co.,				376,980
7,900	REIT, Series A, 6.88%...........................	202,635		Storage – 0.1%
	Campus Crest Communities, Inc., REIT		5,200	CubeSmart, REIT Series A, 7.75%.............	137,280
3,300	Series A, 8.00%.....................................	82,665
850	Essex Property Trust, Inc., REIT, Series H, 7.13%	22,398		Warehouse / Industrial – 0.3%
		307,698	9,191	STAG Industrial Inc., REIT, Series A, 9.00%	249,352
	Diversified – 0.4%		700	STAG Industrial Inc., REIT, Series B, 6.63%	17,325
12,800	Duke Realty Corp., REIT, Series K, 6.50%	320,896	2,038	Terreno Realty Corp., REIT, Series A, 7.75%	54,313
50	Duke Realty Corp., REIT, Series L, 6.60%	1,256			320,990
	Retail Properties of America, Inc., REIT			Total Preferred Stock.............................	4,131,736
950	Series A, 7.00%.....................................	24,776		(Cost $4,130,272)
4,450	Vornado Realty Trust, REIT, Series J, 6.88%	117,614	Par
		464,542	Corporate Debt – 2.4%
	Health Care – 0.0%			Apartments – 0.4%
1,950	Sabra Health Care, Inc., REIT, Series A, 7.13%	50,076	$ 319,000	Camden Property Trust, REIT, 5.70%, 5/15/2017	351,896
			45,000	EPR Operating LP, REIT, 5.75%, 6/15/2017	50,081
	Hotels – 0.8%		50,000	Mid-America Apartments LP, REIT
	Ashford Hospitality Trust Inc., REIT,			5.50%, 10/1/2015	52,269
11,408	Series E, 8.38%.....................................	309,613	2,000	Post Apartment Homes LP, 4.75%, 10/15/2017	2,174
4,650	Lasalle Hotel Properties, REIT, Series H, 7.50%	122,295			456,420
	Strategic Hotels & Resorts, Inc., REIT,
300	Series B, 8.25%.....................................	7,560		Health Care – 1.2%
	Summit Hotel Properties, Inc., REIT,			HCP Inc., REIT,
450	Series A, 9.25%	12,418	579,000	6.30%, 9/15/2016 ...................................	637,238
	Sunstone Hotel Investors Inc., REIT,		213,000	6.00%, 1/30/2017 ...................................	235,390
13,329	Series D 8.0%	360,216		5.63%, 5/01/2017 ...................................	137,601
		812,102	125,000	Health Care REIT, Inc., REIT
	Office Properties – 0.4%			5.88%, 5/15/2015 ...................................	3,098
1,050	Brandywine Realty Trust, REIT, Series E, 6.90%	26,786	3,000	6.20%, 6/01/2016 ...................................	40,185
	Corporate Office Properties Trust, REIT,		37,000	Healthcare Realty Trust Inc., REIT
6,550	Series L, 7.38%	169,056		6.50%, 1/17/2017 ...................................	210,231
600	Equity Commonwealth, REIT, Series E, 7.25%	15,438	190,000		1,263,743
600	Equity Commonwealth, REIT, 7.50%	12,222
See accompanying notes to financial statements. 3

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2014 (Unaudited) (continued)

Par
	Hotels – 0.1%
	Hospitality Properties Trust, REIT,
$ 105,000	6.30%, 6/15/2016 ...................................	$ 111,008

	Office Properties – 0.3%
16,000	BioMed Realty L.P., REIT 3.85%, 4/15/2016.................................................	16,683
150,000	CommonWealth, REIT, 6.25%, 8/15/2016	158,561
12,000	Highwoods Realty LP, REIT, 7.50%, 4/15/2018	14,014
12,000	Mack-Cali Realty LP, REIT, 5.13%, 1/15/2015	12,148
	Reckson Operating Partnership LP, REIT
141,000	6.00%, 3/31/2016	150,186
		351,592
	Shopping Centers – 0.3%
75,000	DDR Corp., REIT, 7.50%, 4/1/2017.........	85,354
40,000	Equity One, Inc. REIT, 6.25%, 1/15/2017	43,912
88,000	Kimco Realty Corp., REIT, 5.78%,, 3/15/2016	94,034
26,000	Kimco Realty Corp., REIT, 5.70%,, 5/1/2017...................................................	28,731
78,000	Regency Centers LP, REIT, 5.88%, 6/15/2017	86,493
		338,524
	Warehouse / Industrial – 0.1%
29,800	First Industrial LP, REIT, 5.75%, 1/15/2016	31,380
	Total Corporate Debt..............................	2,552,667
	(Cost $2,537,075)

	Short-Term Investments – 13.0%
212,769	BlackRock Liquidity funds TempFund Portfolio	212,769
	Goldman Sachs Financial Square Funds –
13,882,077	Prime Obligations Fund.......................	13,882,077
	Total Short-Term Investments................	14,094,846
	(Cost $14,094,846)

	Total Investments – 111.1%....................	120,038,007
	(Cost $118,484,781)
	Liabilities in excess of Other Assets (11.1)%	(12,000,511)

	Net Assets – 100.0%	$ 108,037,496

	* Non-income producing security.
	** Non-tradable Securities.
	*** Partnership is not designated in units. The Fund owns less than 1%.

	Portfolio Abbreviations:

	LP – Limited Partnership
	PLC – Public Limited Company
	REIT – Real Estate Investment Trust
	Industry	% of Net Assets

	Diversified...............................................	80.8%
	Short-Term Investments..........................	13.0%
	Health Care..............................................	2.9%
	Office Properties......................................	2.7%
	Regional Malls.........................................	2.3%
	Apartments..............................................	2.2%
	Shopping Centers.....................................	2.2%
	Hotels......................................................	2.1%
	Warehouse/Industrial...............................	1.5%
	Storage.....................................................	0.7%
	Mortgages..................................................	0.5%
	Residential...............................................	0.2%
	Liabilities is excess of Other Assets........	(11.1)%
	Total	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

ASSETS:
Investments:
..... Investment in securities at cost........................................................................................................................	$ 118,484,781
..... Net unrealized appreciation..............................................................................................................................	1,553,226
..... Total investment in securities at value..............................................................................................................	120,038,007
Foreign Currency (cost $5,393)	5,391

Receivables for:
Investments sold................................................................................................................................................	492,710
Dividends and interest.......................................................................................................................................	731,991
Fund shares sold...............................................................................................................................................	375,920
From Adviser....................................................................................................................................................	120,297
Reclaims............................................................................................................................................................	1,769
Total receivables	1,722,687
Prepaid expenses	6,216
Total Assets.....................................................................................................................................................	121,772,301
LIABILITIES:
Payables for:
Investments purchased......................................................................................................................................	13,418,359
Administrative fees............................................................................................................................................	18,778
Audit and tax fees..............................................................................................................................................	39,499
Legal fees..........................................................................................................................................................	18,267
Custodian fees...................................................................................................................................................	22,700
Distribution fees................................................................................................................................................	2,520
Director's fees....................................................................................................................................................	107,950
Printing fees	29,740
Transfer Agent fees...........................................................................................................................................	36,042
Accrued expenses and other liabilities...............................................................................................................	40,950
Total Liabilities................................................................................................................................................	13,734,805
NET ASSETS......................................................................................................................................................	$ 108,037,805

NET ASSETS consist of:
Paid-in capital........................................................................................................................................................	$ 106,804,606
Distributions in excess of net investment income..................................................................................................	(647,774)
Accumulated net realized gain on investments and foreign currency.....................................................................	329,050
Net unrealized depreciation on investments and foreign currency.........................................................................	1,551,614
TOTAL NET ASSETS.......................................................................................................................................	$ 108,037,805

Class F-Shares
Net Assets.........................................................................................................................................................	$ 1,487,704
Shares of beneficial interest outstanding (unlimited authorization)....................................................................	58,002
Net asset value price per share (Net Assets/Shares Outstanding) *...............................................................	$ 25.65

Class I-Shares
Net Assets.........................................................................................................................................................	$ 106,549,792
Shares of beneficial interest outstanding (unlimited authorization)....................................................................	4,142,933
Net asset value price per share (Net Assets/Shares Outstanding)..................................................................	$ 25.72

*      Redemption price per share is subject to an early withdrawal charge if redeemed within one year of purchase.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2014 (Unaudited)

Investment Income:
Dividends income..........................................................................................................................................	$ 1,546,349
Interest income..............................................................................................................................................	17,488
Less: foreign taxes withheld........................................................................................................................	(20,149)
Total Investment Income...........................................................................................................................	1,543,688

Expenses:
Adviser fees (Note 3)....................................................................................................................................	442,643
Administrative fees........................................................................................................................................	55,514
Distribution fees (Note 3).............................................................................................................................	4,660
Director's fees (Note 3).................................................................................................................................	40,913
Transfer Agent fees.......................................................................................................................................	69,743
Custodian fees...............................................................................................................................................	43,899
Registration fees............................................................................................................................................	11,315
Audit and tax fees.........................................................................................................................................	40,328
Legal fees........................................................................................................................................................	6,275
Printing.............................................................................................................................................................	11,577
Insurance fees................................................................................................................................................	9,728
Other expenses...............................................................................................................................................	22,331
Total Expenses..........................................................................................................................................	758,926
Fees waived or reimbursed by Adviser (Note 3)......................................................................................	(199,751)
Net Expenses..............................................................................................................................................	559,175
Net Investment Income...................................................................................................................................	984,513
Net Realized and Unrealized Gain on Investments..................................................................................
Net realized gain on investments................................................................................................................	541,487
Net realized loss on foreign currency transactions..................................................................................	(20,972)
Net change in unrealized appreciation on investment securities and foreign currency....................	519,907
Net Realized and Unrealized loss on Investments....................................................................................	1,040,422
Net Increase in Net Assets Resulting from Operations...........................................................................	$ 2,024,935

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2014	Year Ended
Increase in Net Assets:	(Unaudited)	March 31, 2014
From Operations:
Net investment income...............................................................................................	$ 984,513	$ 813,563
Net realized gain (loss) on investment securities and foreign currency..............	520,515	(190,710)
Net change in unrealized appreciation on investments and foreign currency........	519,907	861,456
Net increase in net assets resulting from operations...................................................	2,024,935	1,484,309
Distributions to Shareholders from:
Net investment income, Class F-Shares...................................................................	(24,703)	(21,129)
Net investment income, Class I-Shares....................................................................	(1,592,773)	(759,318)
Return of Capital, Class F-Shares	– .	(15,065)
Return of Capital, Class I-Shares	– .	(541,411)
Total Distributions ............................................................................................................	(1,617,476)	(1,336,923)
Capital Share Transactions:
Class F-Shares:
Shares issued.................................................................................................................	349,962	664,721
Reinvested dividends...................................................................................................	15,029	19,747
Shares redeemed..........................................................................................................	– .	(129,217)
Total Class F-Shares	364,991	555,251
Class I-Shares:
Shares issued.................................................................................................................	62,532,039	38,416,029
Reinvested dividends...................................................................................................	121,213	218,153
Shares redeemed..........................................................................................................	(4,012,284)	(953,032)
Total Class I-Shares	58,640,968	37,681,150
Net increase in net assets resulting from capital share transactions	59,005,959	38,236,401
Total increase in net assets	59,413,418	38,383,787
Net Assets:
Beginning of Period......................................................................................................	$ 48,624,078	$ 10,240,291
End of Period................................................................................................................	108,037,496	48,624,078
Distributions in excess of net investment income...................................................	$ (647,774)	$ (14,811)
Share Transactions:
Class F-Shares:
Shares sold.....................................................................................................................	13,625	26,375
Shares issued in reinvestment of dividends.............................................................	591	789
Shares redeemed..........................................................................................................	– .	(5,174)
	14,216	21,990
Class I-Shares:
Shares sold.....................................................................................................................	2,429,344	1,520,310
Shares issued in reinvestment of dividends.............................................................	4,758	8,655
Shares redeemed..........................................................................................................	(156,770)	(38,124)
	2,277,332	1,490,841
Net Increase in Shares of Beneficial Interest Outstanding...................................	2,291,548	1,512,831

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2014 (Unaudited)

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations............................................................................	$ 2,024,935

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investment securities.........................................................................................................	(63,145,475)
Proceeds from disposition of investment securities.............................................................................	15,736,698
Net purchases of short-term investment securities..............................................................................	(12,561,328)
Change in net unrealized appreciation on securities...........................................................................	(519,907)
Net realized gain from investments sold................................................................................................	(520,515)
Net amortization/(accretion) of premium/(discount)..........................................................................	28,707
Increase in dividends and interest receivable.......................................................................................	(437,654)
Decrease in receivable from Advisor......................................................................................................	26,982
Increase in other assets.............................................................................................................................	(1,527)
Increase in prepaid expenses...................................................................................................................	(6,216)
Increase in administration fees payable................................................................................................	(42,383)
Increase in audit and tax fees payable..................................................................................................	4,599
Increase in legal fees payable..................................................................................................................	6,275
Increase in custodian fees payable........................................................................................................	(5,750)
Increase in distribution fees payable......................................................................................................	550
Decrease in director's fees payable.........................................................................................................	40,913
Increase in printing fees payable............................................................................................................	104
Decrease in transfer agent fees payable................................................................................................	(47,866)
Decrease in offering costs payable.........................................................................................................	(11,660)
Increase in accrued expenses and other liabilities...............................................................................	12,497
Net cash used in operating activities	(59,418,021)
Effect of exchange rate changes on foreign currency........................................................................	(23,324)

Cash Flows From Financing Activities:
Proceeds from shares sold........................................................................................................................	62,865,377
Payment of shares redeemed..................................................................................................................	(4,012,284)
Dividends paid (net of reinvestment of dividends)..............................................................................	(1,481,234)
Net cash provided by financing activities.....................................................................................	57,371,859
Net decrease in cash activities..........................................................................................................	(2,069,486)

Cash and Foreign Currency:
Beginning of the period.............................................................................................................................	2,074,877
End of the period.......................................................................................................................................	$ 5,391

Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends......................................................................................................................	$ 136,242

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class F-Shares

	Six Months Ended
	September 30, 2014	Year Ended	Year Ended	Period Ended
	(Unaudited) .	March 31, 2014	March 31, 2013	March 31, 2012*
Net Asset Value, Beginning of Period	$ 25.41	$ 25.78	$ 25.00	$ 25.00
Income from investment operations..............................................................................
....... Net investment income (a).....................................................................................	0.24	0.50	1.00	–(b)
....... Net realized and unrealized gain............................................................................	0.53	0.20	0.36	–
Total from investment operations..................................................................................	0.77	0.70	1.39	–

Distribution from Net Investment Income....................................................................	(.53)	(.62)	(.58)	–
Return of Capital...........................................................................................................	–	(.45)	–	–
Early withdrawal charges..............................................................................................	–	–(b)	–	–
Net Asset Value, End of Period	$ 25.65	$ 25.41	$ 25.78	$ 25.00

Total Return Based on Net Asset Value	2.48%(c)	2.80%	5.48%	0.00%(c)
Ratios and Supplemental Data:
Net Assets at end of period (000’s)..............................................................................	$ 1,488	$ 1,112	$ 1,112	$ 475
Ratios of gross expenses to average net assets.............................................................	2.77%(d)	4.05%	4.05%	703.30%(d)
Ratios of net expenses to average net assets.................................................................	2.24%(d)	2.05%	2.05%	0.00%(d)
Ratios of net investment income to average net assets..................................................	1.90%(d)	2.01%	2.01%	0.10%(d)
Portfolio turnover rate...................................................................................................	19.83%(c)	62.38%	62.38%	0.00%(c)

....... * Period from December 9, 2011 (Inception) to March 31, 2012

(a)     Per Share amounts are calculated based on average outstanding shares.

(b)     Less than $0.005 per share

(c)     Not annualized.

(d)     Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class I-Shares

	Six Months Ended
	September 30, 2014	Year Ended	Period Ended
	(Unaudited) .	March 31, 2014	March 31, 2013*
Net Asset Value, Beginning of Period	$ 25.47	$ 25.83	$ 24.91
Income from investment operations................................................
....... Net investment income(a)........................................................	0.34	0.67	0.83(a)
Net realized and unrealized gain..............................................	0.54	0.22	0.74
Total from investment operations...................................................	0.88	0.89	1.57

Distribution from Net Investment Income......................................	(0.63)	(0.73)	(0.65)
Return of Capital............................................................................	–	(0.52)	–
Net Asset Value, End of Period..................................................	$ 25.72	$ 25.07	$ 25.83
Total Return Based on Net Asset Value....................................	2.88%(b)	3.56%	6.37%(b)
Ratios and Supplemental Data:
Net Assets at end of period............................................................	$ 106,550	$ 47,512	$ 9,678
Ratios of gross expenses to average net assets...............................	2.02%(c)	3.30%	29.91%(c)
Ratios of net expenses to average net assets...................................	1.49%(c)	1.30%	0.17%(c)
Ratios of net investment income to average net assets....................	2.65%(c)	2.68%	4.48%(c)
Portfolio turnover rate....................................................................	19.83%(b)	62.38%	23.54%(b)

....... * The Fund began issuing Class-I Shares on July 10, 2012.

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)     Not annualized.

(c)      Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000.  The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.

The Fund is currently registered to offer two classes of shares, the F-Share Class (the “F-Shares”) and the I-Share Class (the “I-Shares”). The F-Shares subject to an early withdrawal charge of 2.00% of the aggregate net asset value (“NAV”) of Class F-Shares repurchased during the first year following an initial purchase. For the year ended March 31, 2014 F-Shares had early withdrawal charges in the amount of $198.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

As a general matter, the Fund records the fair value of its interests in the Investment Funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2014 (Unaudited) (continued)

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•       Level 1 – unadjusted quoted prices in active markets for identical securities

•       Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended June 30, 2014, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/2014	Price	Inputs	Inputs
Private Investment Funds *.........	$ 82,538,914	$ – .	$ – .	$ 82,538,914
Common Stocks *.......................	16,719,844	16,719,844	– .	– .
Preferred Stocks *.......................	4,131,736	4,131,736	– .	– .
Corporate Debt *.........................	2,552,667	– .	2,552,667	– .
Short-Term Investments..............	14,094,846	14,094,846	– .	– .
	$ 120,038,007	$ 34,946,426	$ 2,552,667	$ 82,538,914

* See Schedule of Investments for industry breakout.

As the fair value of the Private Investment Funds are based on the NAV provided by the Investment Managers and their agents, the disclosure of Level 3 inputs would not be meaningful.  At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the year ended September 30, 2014.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2014..................................................................	$ 33,301,867
Change in unrealized appreciation.....................................................	1,730,217
Net purchases...................................................................................	47,506,830
Balance as of 09/30/2014..................................................................	$ 82,538,914

For the period ended September 30, 2014 the total change in unrealized gain on Level 3 securities still held at the end of the period was $1,730,217.

Commitments - The Fund has unfunded commitments of approximately $147,221,000 to eleven of the Private Investment Funds. The commitments will be funded when called through current assets at that time.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2014 (Unaudited) (continued)

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions.  The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments.  A portion of any dividend may be a return of capital or from other capital sources.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2012. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010.  Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (Fiscal Year 2012 for the Fund) indefinitely. As a result, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.  As of March 31, 2014, permanent differences identified and reclassified among the components of net assets were to decrease undistributed net investment income by $99,850, to decrease accumulated net realized gain (loss) by $15,402 and to increase paid-in-capital by $115,252.

For the year ended March 31, 2014, tax character of the distribution paid by the Fund was $773,801 of ordinary income dividends, $6,646 of long-term capital gains and $556,476 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of March 31, 2014, the Fund had capital loss carryovers of $79,946 available to offset possible future capital gains.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2014, the Fund did not incur any qualified late year losses.

As of September 30, 2014, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis was $2,651,123, ($1,097,897) and $1,553,226, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2014, was $118,484,781.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2014 (Unaudited) (continued)

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

NOTE 3. FEES AND OTHER TRANSACTIONSWITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund.  For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly.

The Adviser entered into a new “Expense Limitation and Reimbursement Agreement” for the year from July 01, 2014 through Jun 30, 2015 which limits the amount of certain expenses borne by the Fund to an amount not to exceed 0.30% per annum of the Fund's net assets.  For the six months ended September 30, 2014, other expenses reimbursable by the Adviser were $199,751.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund's investment Sub-Adviser for the selection of Investment Managers.  The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund's assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund's investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund's assets among the Investment Managers.

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research &Management, Inc. (“Security Capital”); European Investors Incorporated (“EII”); and Forum Securities Limited (“Forum”). The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts (“REITs”) for federal income tax purposes  or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares. For its services, the Fund pays to the Distributor a Distribution Fee that accrues on the basis of the average daily NAV of the Fund's F-Class shares only, at an annual rate of 0.75%.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation from the Fund.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, the purchases or sales of investment securities, excluding short-term investments and U.S. Government securities were $72,861,715 and $14,768,599, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later.  Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.  Repurchase tenders made during the six months ended September 30, 2014 were approximately $4,012,000.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

For the Period Ended September 30, 2014 (Unaudited)

Shareholders are notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board.  The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).  Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $10,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate

NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancelation is determined by the Board to be in the best interest of the Fund.

A shareholder who tenders for repurchase such shareholder's Shares during the first year following such shareholder's initial capital contribution will be subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s’ website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification.  Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There was no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no material changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 19340 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*          /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date                03/07/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date                03/07/2016

By (Signature and Title)*       /s/ William R. Fuhs, Jr
                                                William R. Fuhs, Jr., Chief Financial Officer

                                                (principal financial officer)

Date                03/07/2016

* Print the name and title of each signing officer under his or her signature.

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, Mark D. Quam, certify that:

1.         I have reviewed this report on Form N-CSR of Versus Capital Multi-Manager Real Estate Income Fund LLC;

2.         Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.         Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.         The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.         The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:   03/07/2016                                             /s/ Mark D. Quam

                                                                        Mark D. Quam, Chief Executive Officer

                                                                        (principal executive officer)

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, William R. Fuhs, Jr., certify that:

1.         I have reviewed this report on Form N-CSR of Versus Capital Multi-Manager Real Estate Income Fund LLC;

2.         Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.         Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.         The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.         The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:   03/07/2016                                                      /s/ William R. Fuhs, Jr

                                                                        William R. Fuhs, Jr., Chief Financial Officer

                                                                        (principal financial officer)

Certification Pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act

I, Mark D. Quam, Chief Executive Officer of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Registrant”), certify that:

1.      The Form N-CSR of the Registrant (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2.      The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:   03/07/2016                                                      /s/ Mark D. Quam

                                                                        Mark D. Quam, Chief Executive Officer

                                                                        (principal executive officer)

I, William R. Fuhs, Jr., Chief Financial Officer of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Registrant”), certify that:

1.      The Form N-CSR of the Registrant (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2.      The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:   03/07/2016                                                      /s/ William R. Fuhs, Jr

                                                                        William R. Fuhs, Jr., Chief Financial Officer

                                                                        (principal financial officer)